INVESTMENTS	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
Our investments as of June 30, 2022 are comprised of held-to-maturity securities consisting mainly of U.S. dollar denominated investments primarily in bank deposits, agency bonds, municipal bonds, and commercial paper. Our investment guidelines are to purchase securities that are investment grade at the time of acquisition
Short-term investments consisted of the following:

	June 30, 2022
	(Unaudited)
	Short-term investments
	Amortized cost basis	Gross unrealized gains	Gross unrealized loss	Fair value
Bank deposit securities:
Bank deposits	$36,308	$—	—	$36,308

Held-to-maturity marketable securities:
Agency bonds	$37,616	$—	$(184)	$37,432
Municipal bonds	6,327	—	(3)	6,324
Commercial paper	29,551	—	—	29,551
Total held-to-maturity marketable securities	$73,494	$—	$(187)	$73,307

Total short term investments	$109,802	$—	$(187)	$109,615
The securities in our portfolio are investment grade and short-term in nature. All held-to-maturity marketable securities are due within 1 year or less. As of June 30, 2022, no continuous unrealized losses for 12 months or greater were identified.